TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2022
Trade and other payables [abstract]
TRADE AND OTHER PAYABLES	NOTE 12 - TRADE AND OTHER PAYABLES
	As of December 31,
	2022	2021
	U.S. dollars (in thousands)

Accrued expenses	7,076	5,440
Trade payables	7,689	1,371
Other payables	1,277	1,258
	16,042	8,069